ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
Organization And Principal Activities
Schedule of direct and indirect interests in subsidiaries

	Place of incorporation/ registration and operations	Nominal value of issued common/ registered share capital	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited (“China Coal”)	Hong Kong	*	100	—	Investment holding
FMH Corporate Services Inc.	United States	*	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	*	—	100	Investment holding
Feishang Mining Holdings Limited	BVI	*	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	*	—	100	Investment holding
Newhold Investments Limited	BVI	*	100	—	Investment holding
Pineboom Investments Limited	BVI	*	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/Mainland China	CNY10,000	—	100	Provision of management and consulting services to other companies in the Group
Yangpu Shuanghu Industrial Development Co., Limited	PRC/Mainland China	CNY1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/Mainland China	CNY50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/Mainland China	CNY59,480	—	100	Exploration and development of lead mines

*  Insignificant